Expenses	12 Months Ended
Dec. 31, 2022
Expenses
Expenses

26.Expenses

Losses on claims, net, operating expenses and other expenses for the years ended December 31 were comprised as follows:

	2022			2021
	Insurance			Insurance
	and	Non-		and	Non-
	reinsurance	insurance		reinsurance	insurance
	companies(1)	companies	Total	companies(1)	companies	Total
Losses and loss adjustment expenses, property and casualty	13,169.1	—	13,169.1	10,272.9	—	10,272.9
Provisions and claims, Eurolife	251.1	—	251.1	81.0	—	81.0
Cost of sales	—	3,349.4	3,349.4	—	2,987.5	2,987.5
Wages and salaries	1,580.8	877.5	2,458.3	1,547.1	761.3	2,308.4
Depreciation, amortization and impairment charges	233.2	450.4	683.6	291.0	639.4	930.4
Employee benefits	381.3	125.9	507.2	345.3	116.9	462.2
Premium taxes	306.8	—	306.8	285.9	—	285.9
Information technology costs	254.7	44.5	299.2	216.3	40.7	257.0
Audit, legal and tax professional fees	189.1	53.7	242.8	159.7	43.4	203.1
Repairs, maintenance and utilities	14.4	163.9	178.3	13.2	144.2	157.4
Shipping and delivery	1.3	152.8	154.1	1.2	120.0	121.2
Share-based payments to directors and employees	131.5	20.4	151.9	118.2	18.3	136.5
Marketing costs	38.9	76.6	115.5	33.4	70.1	103.5
Administrative expense and other	357.2	205.8	563.0	321.4	145.1	466.5
Losses on claims, net, operating expenses and other expenses(2)(3)	16,909.4	5,520.9	22,430.3	13,686.6	5,086.9	18,773.5
Commissions, net (note 9)(4)	3,454.9	—	3,454.9	2,787.9	—	2,787.9
Interest expense (note 15)(4)	330.0	122.8	452.8	373.6	140.3	513.9
	20,694.3	5,643.7	26,338.0	16,848.1	5,227.2	22,075.3
(1)	Includes Life insurance and Run-off and Corporate and Other.
(2)

Expenses of the insurance and reinsurance companies, excluding commissions, net and interest expense, are included in losses on claims, net and operating expenses in the consolidated statement of earnings.

(3)	Expenses of the non-insurance companies, excluding commissions, net and interest expense, are included in other expenses in the consolidated statement of earnings.

(4)Presented as separate lines in the consolidated statement of earnings.